Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss
Revenue from contract with customer	SFr 183,354	SFr 992,595	SFr 420,591	SFr 1,836,818
Other income	3,089	79,285	9,800	157,483
Operating costs
Research and development	(5,747,026)	(3,731,839)	(9,512,473)	(6,479,882)
General and administration	(1,531,632)	(1,846,678)	(3,772,718)	(3,169,084)
Total operating costs	(7,278,658)	(5,578,517)	(13,285,191)	(9,648,966)
Operating loss	(7,092,215)	(4,506,637)	(12,854,800)	(7,654,665)
Finance income	205	(160,573)	300	368,582
Finance expense	(129,242)	(22,939)	(190,487)	(43,679)
Finance result	(129,037)	(183,512)	(190,187)	324,903
Net loss before tax	(7,221,252)	(4,690,149)	(13,044,987)	(7,329,762)
Net loss for the period	SFr (7,221,252)	SFr (4,690,149)	SFr (13,044,987)	SFr (7,329,762)
Basic loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.19)	SFr (0.14)	SFr (0.34)	SFr (0.22)
Diluted loss per share for loss attributable to the ordinary equity holders of the Company	SFr (0.19)	SFr (0.14)	SFr (0.34)	SFr (0.22)
Items that will never be reclassified to profit and loss:
Remeasurements of retirement benefits obligation	SFr 478,949	SFr 126,061	SFr 1,144,768	SFr 251,462
Items that may be classified subsequently to profit and loss:
Exchange difference on translation of foreign operations	208	1,232	235	1,696
Other comprehensive income for the period, net of tax	479,157	127,293	1,145,003	253,158
Total comprehensive loss for the period	SFr (6,742,095)	SFr (4,562,856)	SFr (11,899,984)	SFr (7,076,604)